Cover	Oct. 30, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 30, 2019
Entity File Number	001-33067
Entity Registrant Name	SELECTIVE INSURANCE GROUP, INC.
Entity Central Index Key	0000230557
Entity Tax Identification Number	22-2168890
Entity Incorporation, State or Country Code	NJ
Entity Address, Address Line One	40 Wantage Avenue
Entity Address, City or Town	Branchville
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07890
City Area Code	973
Local Phone Number	948-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $2 per share
Trading Symbol	SIGI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false